EQUITY (Schedule of Weighted Average Fair Value of Options Granted) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
EQUITY [Abstract]
Weighted average exercise prices	$ 9.41	$ 10.08	$ 11.09
Weighted average fair value on grant date	$ 3.41	$ 3.94	$ 4.97